Rockefeller Municipal Opportunities Fund

Schedule of Investments
June 30, 2025 (Unaudited)

MUNICIPAL BONDS - 99.3%	Par	Value
Arizona - 5.3%
Arizona Industrial Development Authority
5.10%, 10/01/2050	$750,000	$750,635
5.15%, 10/01/2053	350,000	350,976
6.88%, 02/01/2065 (Obligor: San Tan Montessori Sch Ob) (a)	2,000,000	1,961,172
Industrial Development Authority of the County of Pima, 6.13%, 06/15/2047 (Obligor: Fit Kids Inc) (a)	360,000	360,115
La Paz County Industrial Development Authority, 5.00%, 02/15/2046 (Obligor: Albuquerque Sch Excellnce) (a)	245,000	215,375
Maricopa County Industrial Development Authority
5.63%, 07/01/2045 (Obligor: Paragon Management Inc) (a)	535,000	525,957
5.88%, 07/01/2060 (Obligor: Paragon Management Inc) (a)	1,055,000	1,031,246
Sierra Vista Industrial Development Authority, 5.75%, 06/15/2064 (Obligor: Fit Kids Inc) (a)	2,250,000	2,098,591
Superstition Vistas Community Facilities District No 2
5.70%, 07/01/2040	241,000	242,551
6.30%, 07/01/2049	430,000	431,769
		7,968,387

California - 14.2%
California County Tobacco Securitization Agency, 6.00%, 06/01/2042 (Obligor: Alameda Cnty Tobacco Sec)	265,000	267,147
California Health Facilities Financing Authority, 5.00%, 10/01/2044 (Obligor: Providence St Joseph Obl)	100,000	99,966
California Infrastructure & Economic Development Bank, 9.50%, 01/01/2065 (Obligor: Desertxpress Enterprises) (a)(b)	3,185,000	3,020,026
California Municipal Finance Authority
5.25%, 01/01/2045 (Obligor: Ascent 613) (a)	1,000,000	946,392
4.00%, 09/01/2050 (Obligor: Barlow Respiratory Hosp)	865,000	691,396
5.63%, 11/01/2054 (Obligor: California Baptist Univ) (a)	500,000	497,973
5.38%, 01/01/2055 (Obligor: Ascent 613) (a)	800,000	744,284
California Public Finance Authority
6.38%, 06/01/2059 (Obligor: P3 Irvine Sl Holdings Obl) (a)	1,000,000	901,516
6.63%, 03/01/2065 (Obligor: Isf Ativo Portfolio Oblig) (a)	2,465,000	2,402,378
California Statewide Communities Development Authority
5.25%, 12/01/2044 (Obligor: Loma Linda Univ Med Obl)	140,000	136,339
5.50%, 12/01/2054 (Obligor: Loma Linda Univ Med Obl)	25,000	24,608
California Statewide Financing Authority, 6.00%, 05/01/2043 (Obligor: Tsr Multi-county Spl Purp)	205,000	205,488
Golden State Tobacco Securitization Corp., Zero Coupon, 06/01/2066 (c)	10,000,000	1,060,421
Lompoc Unified School District, 5.25%, 08/01/2050	820,000	869,472
Los Angeles Department of Water & Power Water System Revenue, 3.00%, 07/01/2050 (d)	1,300,000	1,300,000
San Francisco City & County Airport Comm-San Francisco International Airport, 5.25%, 05/01/2055 (b)	2,250,000	2,280,865
Silicon Valley Tobacco Securitization Authority, Zero Coupon, 06/01/2041 (c)	2,500,000	886,628
Tender Option Bond Trust Receipts/Certificates
15.06%, 05/15/2055 (a)(b)(d)	2,000,000	2,365,180
14.95%, 09/01/2059 (a)(d)	2,000,000	2,478,716
		21,178,795

Colorado - 8.3%
Colorado Health Facilities Authority, 5.00%, 09/15/2053 (Obligor: Bslc Ii Obligated Group)	500,000	406,366
Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2056	920,000	879,280
Creekwalk Marketplace Business Improvement District, 6.00%, 12/01/2054	875,000	814,244
Denver Health & Hospital Authority, 5.00%, 12/01/2039	25,000	25,039
Dominion Water & Sanitation District, 5.88%, 12/01/2052	1,400,000	1,407,053
Haymeadow Metropolitan District No 1, 6.13%, 12/01/2054	1,000,000	1,007,261
Mirabelle Metropolitan District No 2, 6.13%, 12/15/2049	1,000,000	966,541
Pinery Commercial Metropolitan District No 2, 5.75%, 12/01/2054	1,000,000	967,769
Red Barn Metropolitan District, 7.88%, 12/15/2055	650,000	654,507
Sojourn at Idlewild Metropolitan District, 6.13%, 12/01/2055 (a)	1,000,000	1,003,343
STC Metropolitan District No 2
6.25%, 12/01/2055 (a)	2,000,000	2,027,228
8.00%, 12/15/2055 (a)	1,000,000	1,007,788
Vail Home Partners Corp., 5.88%, 10/01/2055 (a)	500,000	500,124
Weems Neighborhood Metropolitan District, 5.88%, 12/01/2055	700,000	702,367
		12,368,910

Rockefeller Municipal Opportunities Fund

Schedule of Investments
June 30, 2025 (Unaudited)

MUNICIPAL BONDS - 99.3% (continued)	Par	Value
Connecticut - 1.2%
Stamford Housing Authority
6.50%, 10/01/2055 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	$1,000,000	$1,002,612
6.25%, 10/01/2060 (Obligor: Tjh Sr Lvg Llc Oblig Grp)	750,000	728,102
		1,730,714

Delaware - 0.8%
Delaware State Economic Development Authority, 6.00%, 07/01/2065 (Obligor: Academia Antonia Alonso I) (a)	1,250,000	1,235,020

Florida - 6.8%
Capital Projects Finance Authority/FL
7.25%, 01/01/2055 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	500,000	501,487
7.13%, 01/01/2065 (Obligor: Trilogy Cmty Dev Oblig Gp) (a)	2,500,000	2,424,719
Capital Trust Authority, 5.25%, 06/15/2059 (Obligor: St Johns Classical Acdmy) (a)	500,000	453,889
City of Miami Beach FL Stormwater Revenue, 5.00%, 09/01/2047	400,000	403,335
Florida Higher Educational Facilities Financing Authority, 6.25%, 07/01/2055 (Obligor: Keiser University Obligat) (a)	1,000,000	1,001,831
Gas Worx Community Development District, 6.00%, 05/01/2057 (a)	1,020,000	1,008,448
Langley South Community Development District, 5.40%, 05/01/2055	1,000,000	943,697
Miami Beach Health Facilities Authority, 5.00%, 11/15/2039 (Obligor: Mt Sinai Med Ctr Fl Obl)	70,000	70,003
Miami-Dade County Expressway Authority, 5.00%, 07/01/2040	2,005,000	2,005,004
Palm Beach County Health Facilities Authority, 5.00%, 05/15/2036 (Obligor: Lifespace Communities Obl)	100,000	100,647
V-Dana Community Development District, 5.55%, 05/01/2055	1,250,000	1,190,777
		10,103,837

Georgia - 0.2%
Atlanta Development Authority, 5.25%, 07/01/2040	115,000	115,088
Augusta GA Airport Revenue, 5.00%, 01/01/2034	100,000	100,058
Municipal Electric Authority of Georgia, 5.50%, 07/01/2060	50,000	50,007
		265,153

Hawaii - 1.6%
Tender Option Bond Trust Receipts/Certificates, 15.00%, 07/01/2054 (a)(b)(d)	2,000,000	2,350,731

Illinois - 3.2%
City of Marion IL Sales Tax Revenue, 6.63%, 06/01/2055	1,000,000	1,013,385
Illinois State Toll Highway Authority, 5.00%, 01/01/2036	1,700,000	1,700,788
Upper Illinois River Valley Development Authority, 6.00%, 12/01/2055 (Obligor: Northern Kane Edu Corp) (a)	2,000,000	1,985,998
		4,700,171

Indiana - 3.3%
City of Evansville IN, 5.45%, 01/01/2038 (Obligor: Evansville Rcf Lp)	1,000,000	924,519
City of Lafayette IN
5.60%, 01/01/2033 (Obligor: Glasswtr Crk Of Lafayette)	130,000	127,394
5.80%, 01/01/2037 (Obligor: Glasswtr Crk Of Lafayette)	840,000	808,897
City of Valparaiso IN, 5.38%, 12/01/2041 (Obligor: Green Oaks Of Valparaiso) (a)	750,000	655,869
Richmond Hospital Authority, 5.00%, 01/01/2039 (Obligor: Reid Hosp & Hlthcr Oblig)	1,610,000	1,598,542
Town of Merrillville IN, 5.75%, 04/01/2036 (Obligor: Belvedere Slf Llc)	900,000	861,969
		4,977,190

Kansas - 0.9%
City of Hutchinson KS, 5.00%, 12/01/2041 (Obligor: Hutchinson Regl Med Oblig)	100,000	82,440
City of Topeka KS, 6.50%, 12/01/2052 (Obligor: Congregational Home Oblig)	1,000,000	1,006,416
Sedgwick County Public Building Commission, 5.00%, 02/01/2054	200,000	200,229
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2044	55,000	54,807
		1,343,892

Rockefeller Municipal Opportunities Fund

Schedule of Investments
June 30, 2025 (Unaudited)

MUNICIPAL BONDS - 99.3% (continued)	Par	Value
Kentucky - 1.4%
Kenton County Airport Board, 5.25%, 01/01/2054 (b)	$2,000,000	$2,021,975
Kentucky Economic Development Finance Authority, 5.00%, 07/01/2040 (Obligor: Kentucky Wired Infras Inc)	20,000	20,002
		2,041,977

Maryland - 0.5%
City of Rockville MD, 5.00%, 11/01/2047 (Obligor: King Farm Presbyterian Ob)	645,000	575,213
Maryland Economic Development Corp., 5.00%, 06/01/2027 (Obligor: Salisbury University Project)	30,000	30,018
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2040 (Obligor: Meritus Med Ctr Oblig Grp)	100,000	100,000
		705,231

Massachusetts - 1.1%
Massachusetts Development Finance Agency
5.00%, 07/01/2044 (Obligor: Wellforce Obligated Group)	750,000	710,375
5.88%, 12/01/2060 (Obligor: Ginger Care Inc Oblig Grp) (a)	1,050,000	964,829
		1,675,204

Minnesota - 1.3%
City of Apple Valley MN, 5.63%, 09/01/2065 (Obligor: Phs Apple Vly Senior Hsg)	750,000	744,592
City of Eagan MN
6.25%, 02/01/2045 (Obligor: Great Oaks Academy) (a)	250,000	243,272
6.38%, 02/01/2055 (Obligor: Great Oaks Academy) (a)	350,000	334,306
6.50%, 02/01/2065 (Obligor: Great Oaks Academy) (a)	625,000	596,857
		1,919,027

Missouri - 2.4%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2033 (Obligor: Ks City Univ)	1,025,000	1,025,100
5.00%, 11/15/2044 (Obligor: Coxhealth Obligated Group)	65,000	64,059
5.00%, 11/15/2045 (Obligor: Mercy Health)	50,000	49,998
Missouri Housing Development Commission, 5.00%, 11/01/2055	2,500,000	2,472,805
		3,611,962

Montana - 0.8%
City of Kalispell MT, 6.00%, 05/15/2060 (Obligor: Immanuel Living Oblig Grp)	1,250,000	1,250,801

Nebraska - 0.1%
Douglas County Sanitary & Improvement District No 608, 5.75%, 12/15/2037	50,000	45,337
Municipal Energy Agency of Nebraska, 5.00%, 04/01/2036	25,000	25,037
Omaha Public Power District Nebraska City Station Unit 2, 5.25%, 02/01/2046	140,000	140,061
		210,435

Nevada - 1.0%
City of Las Vegas NV Special Improvement District No 613, 5.25%, 12/01/2047	650,000	624,535
City of Reno NV, 5.25%, 06/01/2054 (a)	1,000,000	928,797
		1,553,332

New Hampshire - 0.8%
New Hampshire Business Finance Authority
Zero Coupon, 12/01/2031 (a)(c)	1,000,000	678,186
5.88%, 04/01/2060 (Obligor: Pennichuck Water Works) (b)	500,000	498,831
		1,177,017

New York - 11.5%
Albany Capital Resource Corp., 5.00%, 12/01/2029 (Obligor: Albany Clg Of Pharmacy)	240,000	240,176
Build NYC Resource Corp., 5.00%, 09/01/2059 (Obligor: Bay Ridge Preparatory Sch) (a)	500,000	441,433

Rockefeller Municipal Opportunities Fund

Schedule of Investments
June 30, 2025 (Unaudited)

MUNICIPAL BONDS - 99.3% (continued)	Par	Value
New York - 11.5% (continued)
Clinton County Capital Resource Corp., 5.00%, 07/01/2046 (a)	$300,000	$288,618
New York City Housing Development Corp., 5.30%, 11/01/2060	1,215,000	1,236,709
New York City Transitional Finance Authority, 5.25%, 02/01/2053	3,500,000	3,624,299
New York Transportation Development Corp.
5.00%, 07/01/2041 (Obligor: Laguardia Gateway Partner) (b)	2,005,000	2,005,070
5.00%, 07/01/2046 (Obligor: Laguardia Gateway Partner) (b)	230,000	222,976
5.25%, 01/01/2050 (Obligor: Laguardia Gateway Partner) (b)	275,000	271,320
5.00%, 06/30/2060 (Obligor: Jfk Nto Llc) (b)	1,000,000	940,359
5.50%, 06/30/2060 (Obligor: Jfk Nto Llc) (b)	1,000,000	1,000,628
Port Authority of New York & New Jersey, 5.00%, 01/15/2052 (b)	1,500,000	1,501,504
Tender Option Bond Trust Receipts/Certificates
13.94%, 06/15/2054 (a)(d)	2,000,000	2,300,914
14.95%, 12/01/2056 (Obligor: Syracuse University) (a)(d)	2,500,000	3,119,618
		17,193,624

Ohio - 8.7%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/01/2055	3,915,000	3,342,402
Columbus Regional Airport Authority, 5.50%, 01/01/2050 (b)	3,000,000	3,112,654
Ohio Housing Finance Agency
5.70%, 08/01/2043 (Obligor: Havens Edge Apts Llc) (a)	1,000,000	1,012,611
6.00%, 01/01/2045 (Obligor: Mansfield Aal Lp) (a)	1,000,000	948,417
6.38%, 01/01/2045 (Obligor: Bedford Heights Aal Lp) (a)	1,500,000	1,506,124
Port of Greater Cincinnati Development Authority, 6.50%, 01/01/2045 (Obligor: Vivera Northbrook Llc) (a)	1,500,000	1,514,338
State of Ohio
5.00%, 12/31/2035 (b)	1,400,000	1,400,667
5.00%, 06/30/2053 (b)	180,000	172,263
		13,009,476

Oklahoma - 0.0%(e)
Norman Regional Hospital Authority, 4.00%, 09/01/2037 (Obligor: Norman Regl Hosp Auth Obl)	35,000	28,104

Oregon - 0.7%
Oregon State Facilities Authority, 6.00%, 06/15/2065 (Obligor: Personalized Learning Inc) (a)	1,000,000	1,004,763

Pennsylvania - 2.1%
Lancaster County Hospital Authority/PA, 5.00%, 07/01/2035 (Obligor: Landis Homes Oblig Grp)	20,000	20,001
Northeastern Pennsylvania Hospital and Education Authority, 5.25%, 03/01/2037 (Obligor: Wilkes University)	495,000	491,472
Pennsylvania Housing Finance Agency
5.15%, 10/01/2050	500,000	500,089
5.20%, 04/01/2053	2,000,000	1,998,950
West Shore Area Authority, 5.00%, 07/01/2030 (Obligor: Messiah Lifeways Obl Grp)	70,000	70,017
		3,080,529

Puerto Rico - 0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Zero Coupon, 07/01/2051 (c)	4,492,000	1,050,272

South Carolina - 3.2%
South Carolina Jobs-Economic Development Authority
5.00%, 06/15/2051 (Obligor: Virtus Academy) (a)	625,000	474,110
5.00%, 06/15/2056 (Obligor: Virtus Academy) (a)	1,505,000	1,115,568
7.75%, 10/01/2057 (Obligor: Cr River Park LLC)	3,150,000	3,179,157
		4,768,835

Tennessee - 1.4%
Tender Option Bond Trust Receipts/Certificates, 19.78%, 07/01/2055 (a)(d)	1,875,000	2,157,880

Rockefeller Municipal Opportunities Fund

Schedule of Investments
June 30, 2025 (Unaudited)

MUNICIPAL BONDS - 99.3% (continued)	Par	Value
Texas - 6.6%
City of Buda TX
6.00%, 09/01/2055 (a)	$1,750,000	$1,647,881
6.75%, 09/01/2055 (a)	1,000,000	945,917
City of Corpus Christi TX Utility System Revenue, 5.00%, 07/15/2040	450,000	450,110
City of Fort Worth TX, 5.25%, 03/01/2043	105,000	105,048
City of Granbury TX
7.25%, 09/15/2045	1,000,000	1,004,159
7.50%, 09/15/2055	1,000,000	1,004,769
County of Denton TX, 5.63%, 12/31/2055 (a)	1,000,000	1,009,857
New Hope Cultural Education Facilities Finance Corp.
5.25%, 10/01/2055 (Obligor: Presbyterian Vlg North Ob)	1,000,000	879,434
6.50%, 10/01/2055 (Obligor: Bella Vida Forefront Livi)	1,830,000	1,782,530
6.50%, 10/01/2060 (Obligor: Bella Vida Forefront Livi)	865,000	837,040
Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2035 (Obligor: Barton Creek Sr Living Ob)	135,000	135,027
		9,801,772

Utah - 4.9%
County of Utah UT, 5.00%, 05/15/2041 (Obligor: Intermountain Hlthcr Oblg)	125,000	125,166
Desert Edge Public Infrastructure District No 1, Zero Coupon, 03/01/2055 (a)(c)	1,000,000	747,852
Jordanelle Ridge Public Infrastructure District No 2, 7.88%, 03/15/2055 (a)	1,988,000	1,992,218
Mida Cormont Public Infrastructure District
Zero Coupon, 06/01/2055 (a)(c)	1,000,000	814,932
6.25%, 06/01/2055 (a)	600,000	615,571
Soleil Hills Public Infrastructure District No 1, 5.88%, 03/01/2055 (a)	1,000,000	956,439
Tech Ridge Public Infrastructure District, 6.25%, 12/01/2054 (a)	1,000,000	1,006,516
Wakara Ridge Public Infrastructure District, 5.63%, 12/01/2054 (a)	1,000,000	1,000,024
		7,258,718

Wisconsin - 4.3%
Public Finance Authority
Zero Coupon, 12/15/2034 (a)(c)	2,000,000	1,145,754
5.50%, 09/01/2051 (Obligor: Discovery Charter Sch Grp)	150,000	122,302
5.25%, 12/01/2054	1,000,000	934,257
5.50%, 06/01/2055 (Obligor: Campus Real Estate Hldg)	600,000	592,150
4.75%, 06/15/2056 (Obligor: Gray Collegiate Academy) (a)	740,000	570,645
6.45%, 04/01/2060 (Obligor: Sheboygan Christian Sch A) (a)	1,000,000	934,597
5.75%, 07/01/2062	500,000	501,660
5.25%, 06/15/2065 (Obligor: Triad Math & Science Acad)	1,000,000	935,296
Wisconsin Health & Educational Facilities Authority
4.50%, 07/01/2043 (Obligor: Chiara Communities Inc)	140,000	117,328
6.63%, 07/01/2060 (Obligor: Chiara Hsg & Svcs Obl Grp)	600,000	618,215
		6,472,204
TOTAL MUNICIPAL BONDS (Cost $149,447,994)		148,193,963

TOTAL INVESTMENTS - 99.3% (Cost $149,447,994)		148,193,963
Other Assets in Excess of Liabilities - 0.7%		1,055,001
TOTAL NET ASSETS - 100.0%		$149,248,964
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $68,724,240 or 46.0% of the Fund’s net assets.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2025, the total value of securities subject to the AMT was $23,165,049 or 15.5% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(e)	Represents less than 0.05% of net assets.

Rockefeller Municipal Opportunities Fund

Schedule of Investments
June 30, 2025 (Unaudited)

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Rockefeller Municipal Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds	–	148,193,963	–	148,193,963
Total Investments	–	148,193,963	–	148,193,963

Refer to the Schedule of Investments for further disaggregation of investment categories.